Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2017
Registrant Name	dei_EntityRegistrantName	FIDELITY NEW YORK MUNICIPAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000718581
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2017
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017